Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2016	2015
Land	$84,616	$84,438
Buildings	239,626	245,934
Furniture, fixtures and equipment	115,775	140,031
Total premises and equipment	440,017	470,403
Accumulated depreciation	(133,644)	(146,501)
Total premises and equipment, net	$306,373	$323,902

Schedule of Minimum Future Annual Rent Commitments
Minimum future annual rent commitments under lease agreements for the periods indicated are as follows:

(Dollars in thousands)
2017	$15,927
2018	14,981
2019	13,980
2020	12,742
2021	10,906
2022 and thereafter	37,527
$106,063